Accrued Expenses and Other Payables (Details Textual) - USD ($)	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Accrued Expenses And Other Payables (Textual)
Accounts payable to LiteArt, Inc.		$ 18,370